Business Combinations - Schedule of Fair Values of Acquired Assets and Liabilities (Details) - Smart NX [Member] R$ in Thousands	Dec. 31, 2023 BRL (R$)
Assets
Cash and cash equivalents	R$ 998
Accounts receivable	3,061
Property and equipment	172
Right-of-use asset	107
Brand	1,935
Customer relationships	1,685
Technology software	2,581
Other current assets	5,545
Other non-current assets	1,204
Total—Assets	17,288
Liabilities
Accounts payable to suppliers	894
Labor obligations	776
Tax obligations	940
Lease liabilities	118
Loans and financing	40
Deferred tax	2,421
Other current liabilities	28
Provisions	1,184
Total—Liabilities	6,401
Goodwill	15,960
Net assets acquired	R$ 26,847